Performance B.4.1. Share-based compensation - Cost of share based compensation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (27)	$ (21)	$ (22)
2016 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	0	(4)	(6)
2017 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	(7)	(8)	(12)
2018 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	(8)	(11)	0
2019 incentive plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cost of share based compensation	$ (14)	$ 0	$ 0